Inventories - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Inventories [Line Items]
Inventory write-down	$ 206	$ 217	$ 206
Reversal of inventory write-down	59	64	88
Cost of net sales
Disclosure Of Inventories [Line Items]
Inventory recognized as expense	3,200	3,000	2,900
Cost of other revenues
Disclosure Of Inventories [Line Items]
Inventory recognized as expense	$ 64	$ 71	$ 67